Trade Receivables and Trade Payables - Schedule of Trade Receivables (Details)	Sep. 30, 2025 MYR (RM)	Sep. 30, 2025 USD ($)	Dec. 31, 2024 MYR (RM)
Trade receivables, gross
Trade receivables, net	RM 17,832,831	$ 4,236,230	RM 8,409,351
Third Parties [Member]
Trade receivables, gross
Trade receivables, net	RM 17,832,831	$ 4,236,230	RM 8,409,351